FAIR VALUE	3 Months Ended
Nov. 30, 2011
FAIR VALUE [Abstract]
FAIR VALUE
NOTE 3 - FAIR VALUE:

The Company measures fair value and discloses fair value measurements for financial assets. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
•	Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
•	Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera. Those securities are classified as available-for-sale and are recorded at fair value.  The D.N.A Shares are listed on the Tel Aviv Stock Exchange ("TASE") and their tradability is restricted for a period of 6 months from the closing date of the transaction according to TASE policy with regards to private placements. Until September 30, 2011, the fair value of the restricted securities was measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. Similar securities, with no restriction on tradability, are quoted on an active market. As of October 1, 2011, the securities are not restricted. The fair value of the securities is measured based on the quoted prices of the securities on an active market.

Transfers in and/or out of Level 3 are recognized in the beginning of the reporting period.

Financial items carried at fair value as of November 30, 2011 and August 31, 2011 are classified in the tables below in one of the three categories described above:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
Marketable securities:
November 30, 2011	$380,359	-	-	$380,359
August 31, 2011	-	-	$384,564	$384,564

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended
November, 30
2011
Unaudited
Carrying value at the beginning of the period	$384,564
Reclassification to level 1	(384,564)
Carrying value at the end of the period	-